LEASE COMMITMENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Future Minimum Rental Payments For Operating Leases [Line Items]
Lease Expiration Date	Jul. 31, 2019
Operating Leases, Rent Expense, Net, Total	$ 1,106,000	$ 1,327,000
Operating Leases, Rent Expense, Sublease Rentals	$ 202,000	$ 121,000